Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables [Abstract]
Due to related parties (note 10)	$ 1,059	$ 548
Due to GHP (note 4)	167
Accrued expenses	326	76
Government authorities	107
Payroll related payables	87	134
Deferred income	95
Other Payables Total	$ 1,841	$ 758